UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Semi-Annual Report	April 30, 2016

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

ASSET WEIGHTINGS†
	% of Net Assets*	Value
Common Stock	60.7%	$26,931,464
Corporate Obligations	5.6	2,458,296
Exchange Traded Fund	0.4	195,604
U.S. Treasury Obligations	15.8	7,026,946

Total Investments	82.5	36,612,310
Cash Equivalents	12.8	5,664,495
Cash Pledged as Collateral for Futures and Swap Contracts	3.0	1,315,417
Total Other Assets and Liabilities	1.7	765,879

Net Assets	100.0%	$44,358,101

*	Percentages are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $44,358,101)
COMMON STOCK — 60.7%
	Shares	Value

BELGIUM — 0.7%
KBC Groep	5,578	$313,240

BERMUDA — 1.0%
Everest Re Group	2,476	457,812

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR	3,900	7,644
Gerdau ADR	4,900	10,927
JBS	3,000	7,885
Qualicorp	2,200	9,531

		35,987

CANADA — 2.4%
Agnico Eagle Mines	3,648	172,222
Barrick Gold	10,283	199,182
Canadian Natural Resources	10,684	320,734
Franco-Nevada	2,169	152,177
Goldcorp	11,228	226,244

		1,070,559

CHINA — 1.5%
Alibaba Group Holding ADR *	7,711	593,284
Baidu ADR *	46	8,938
Beijing Capital International Airport	8,000	8,611
FIH Mobile	20,000	8,586
Great Wall Motor	11,000	8,338

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

CHINA — continued
Huaneng Power International	10,000	$7,180
Weichai Power	8,000	9,653

		644,590

COLOMBIA — 0.0%
Almacenes Exito	1,710	9,604

DENMARK — 0.5%
Vestas Wind Systems	3,317	237,355

FRANCE — 2.0%
Eiffage	1,999	158,963
Peugeot *	5,077	81,729
Total S.A.	9,687	487,401
Vinci	2,065	154,301

		882,394

GERMANY — 0.8%
Hannover Rueck	3,172	361,777

GREECE — 0.0%
OPAP	1,282	9,664

HONG KONG — 0.1%
China Resources Cement Holdings	28,000	9,240
SJM Holdings	13,000	8,748
Skyworth Digital Holdings	14,000	9,168

		27,156

IRELAND — 1.0%
Paddy Power	3,313	444,149

JAPAN — 7.6%
Daiichi Sankyo	18,057	434,751
Heiwa	10,937	229,570
Japan Airlines	4,601	165,987
Maeda Road Construction	17,907	325,589
Nexon	9,600	142,906
Nippon Telegraph & Telephone	5,200	234,297
ORIX	42,500	620,145
Pola Orbis Holdings	2,300	188,953
Sapporo Holdings	72,600	391,086
Sumitomo Chemical	83,032	386,309
Sumitomo Osaka Cement	63,800	274,533

		3,394,126

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

MALAYSIA — 0.1%
AirAsia	19,000	$9,241
Genting	3,700	8,373
SapuraKencana Petroleum	19,000	8,025

		25,639

NETHERLANDS — 1.5%
Royal Dutch Shell ADR, Cl A	12,628	667,895

POLAND — 0.0%
Cyfrowy Polsat	1,359	8,638

RUSSIA — 0.1%
Lukoil PJSC ADR	231	9,791
Magnit PJSC GDR	223	7,716
MegaFon PJSC GDR	787	9,050
MMC Norilsk Nickel PJSC ADR	670	9,883
Mobile TeleSystems PJSC ADR	1,131	10,473

		46,913

TAIWAN — 0.1%
Advanced Semiconductor Engineering ADR	1,500	7,695
AU Optronics	29,000	8,452
Innolux	25,000	7,751
Taiwan Cement	9,000	9,181
Wistron	14,000	8,291

		41,370

TURKEY — 0.1%
Eregli Demir ve Celik Fabrikalari	5,918	9,891
TAV Havalimanlari Holding	1,524	8,895
Turk Hava Yollari AO *	3,260	8,050

		26,836

UNITED KINGDOM — 1.7%
BP	85,545	468,364
Rightmove	5,071	286,592

		754,956

UNITED STATES — 39.4%
Abercrombie & Fitch, Cl A	9,961	266,258
Actuant, Cl A	15,684	418,920
Agilent Technologies	10,251	419,471
Alphabet, Cl C *	1,190	824,682
Boeing	1,854	249,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — continued
Briggs & Stratton	11,904	$252,008
Cabot	4,081	199,112
Capital One Financial	8,019	580,495
Churchill Downs	3,127	419,581
Citigroup	16,859	780,235
Citrix Systems *	4,706	385,139
Cree *	11,200	274,512
Dean Foods	7,923	136,513
Delta Air Lines	5,831	242,978
Dow Chemical	9,727	511,737
Dril-Quip *	9,767	633,097
Emerson Electric	7,219	394,374
Facebook, Cl A *	6,911	812,595
Ford Motor	27,141	368,032
Home Depot	2,214	296,432
Intel	21,775	659,347
Las Vegas Sands	12,574	567,716
MGM Growth Properties, Cl A *	25,000	551,750
Microsoft	14,950	745,556
Mosaic	21,094	590,421
MSCI, Cl A	3,708	281,586
National Oilwell Varco	9,134	329,189
Newmont Mining	5,303	185,446
Oaktree Capital Group (1)	4,933	238,313
Oceaneering International	6,838	250,613
Pfizer	16,588	542,594
Red Hat *	4,727	346,820
Scripps Networks Interactive, Cl A	10,756	670,637
Sirius XM Holdings *	93,857	370,735
Starbucks	7,192	404,406
Swift Transportation, Cl A *	20,490	340,544
Take-Two Interactive Software *	4,620	157,912
Target	5,519	438,761
Valmont Industries	1,926	270,372
VeriSign *	3,773	325,987
Waters *	1,572	204,612
WD-40	2,173	222,298
Xilinx	7,175	309,099

		17,470,804

TOTAL COMMON STOCK (Cost $25,630,957)		$26,931,464

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — 5.6%
	Face Amount	Value

AUSTRALIA — 0.3%
Rio Tinto Finance USA
3.750%, 09/20/21	$114,000	$120,943

FRANCE — 0.3%
BNP Paribas MTN
4.250%, 10/15/24	113,000	116,833

GERMANY — 0.2%
Deutsche Bank
3.125%, 01/13/21	112,000	112,429

GUERNSEY — 0.3%
Credit Suisse Group Funding Guernsey
3.800%, 09/15/22	116,000	117,324

NETHERLANDS — 0.3%
Cooperatieve Rabobank UA MTN
3.875%, 02/08/22	109,000	117,340

UNITED KINGDOM — 0.5%
Barclays
3.250%, 01/12/21	116,000	117,134
HSBC Holdings
4.250%, 03/14/24	115,000	117,580

		234,714

UNITED STATES — 3.7%
American International Group
4.125%, 02/15/24	111,000	116,215
2.300%, 07/16/19	116,000	117,405
Amgen
2.700%, 05/01/22	113,000	115,624
Bank of America MTN
4.000%, 04/01/24	112,000	117,655
Celgene
3.250%, 08/15/22	113,000	116,987
Citigroup
3.875%, 10/25/23	111,000	117,376
Dow Chemical
3.000%, 11/15/22	114,000	117,493
eBay
2.200%, 08/01/19	116,000	116,882

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UNITED STATES — continued
Ford Motor Credit
2.597%, 11/04/19	$116,000	$117,506
General Motors Financial
3.700%, 11/24/20	116,000	120,201
Gilead Sciences
3.250%, 09/01/22	110,000	116,552
Goldman Sachs Group
5.750%, 01/24/22	100,000	115,089
MetLife
4.368%, 09/15/23	107,000	117,368
PNC Bank
3.800%, 07/25/23	110,000	116,360

		1,638,713

TOTAL CORPORATE OBLIGATIONS (Cost $2,415,536)		$2,458,296

EXCHANGE TRADED FUND — 0.4%
	Shares
UNITED STATES — 0.4%
iShares Nasdaq Biotechnology	730	$195,604

TOTAL EXCHANGE TRADED FUND (Cost $200,472)		$195,604

U.S. TREASURY OBLIGATIONS — 15.8%
	Face Amount
U.S. Treasury Bill
0.305%, 05/26/16 (2) (3)	$3,730,000	$3,729,589
0.274%, 08/25/16 (2) (3)	3,300,000	3,297,357

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,026,296)		$7,026,946

TOTAL INVESTMENTS — 82.5% (Cost $35,273,261)		$36,612,310

*	Non-income producing security.
(1)	Security considered Master Limited Partnership. At April 30, 2016, these securities amounted to $238,313 or 0.5% of net assets.
(2)	The rate reported is the effective yield at time of purchase.
(3)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2016 is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
CBOE VIX	35	May-2016	$566,164	$24,461
Euro-Schatz	5	Jun-2016	611,647	(1,068)
U.S. 2-Year Treasury Note	3	Jul-2016	656,879	(804)
U.S. 5-Year Treasury Note	4	Jun-2016	485,478	(1,822)

			$2,320,168	$20,767

For the period ended April 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2016 is as follows:

Counterparty	Settlement Date		Currency to Deliver		Currency to Receive	Unrealized Depreciation
UBS	5/16/16	EUR	1,060,000	USD	1,197,131	$(17,424)
UBS	5/16/16	GBP	345,000	USD	494,349	(11,022)
UBS	5/16/16	JPY	156,000,000	USD	1,401,645	(57,031)

						$(85,477)

For the period ended April 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open OTC swap agreements held by the Fund at April 30, 2016, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
UBS	Air Arabia	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDSFED — 35 BPS	12/7/17	$ (7,245)	$ (220)
UBS	Imperial Holdings	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDSFED — 35 BPS	12/7/17	(132,235)	(87)
UBS	UBSAPREU Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDSFED — 40 BPS	12/18/17	(666,705)	(485)
UBS	UBSAPRJN Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDSFED — 40 BPS	12/18/17	(570,139)	(12,767)
UBS	UBSAPRUS Basket Swap **	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDSFED — 40 BPS	12/18/17	(1,882,783)	16,328

					$ (3,259,107)	$ 2,769

** The following table represents the individual common stock exposure comprising the UBS Equity Basket Swaps as of April 30, 2016.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

UBS Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

UBSAPREU Index
983	Alstom	$(27,040)	$(20)
2,282	Ashtead Group PLC	(32,630)	(24)
490	ASOS PLC	(27,802)	(20)
22	Barry Callebaut	(27,838)	(20)
461	Brenntag	(29,095)	(21)
2,994	BTG PLC	(27,928)	(20)
1,524	Deutsche Bank	(30,934)	(22)
2,255	Essentra PLC	(28,851)	(21)
405	Gemalto	(28,351)	(21)
550	Klepierre	(27,842)	(20)
1,560	Lundin Petroleum	(31,443)	(23)
300	Merck KGaA	(30,344)	(22)
1,179	Micro Focus International PLC	(28,404)	(21)
233	Pernod Ricard	(27,073)	(20)
951	Schibsted	(29,823)	(22)
3,569	Standard Chartered PLC	(31,047)	(23)
5,045	Telefonica Deutschland Holding	(27,569)	(20)
2,715	TomTom	(26,618)	(19)
1,048	Travis Perkins PLC	(30,516)	(22)
508	Umicore	(27,250)	(20)
240	Wendel	(29,844)	(22)
497	Whitbread PLC	(30,322)	(22)
789	Zalando	(28,141)	(20)

		$(666,705)	$(485)

UBSAPRJN Index
4,557	AIA Group Ltd	$(26,408)	$(591)
7,214	Aiful	(25,026)	(560)
1,369	Asics	(27,274)	(611)
624	ASKUL	(24,346)	(545)
677	Calbee	(26,383)	(591)
1,369	Casio Computer Ltd	(26,089)	(584)
745	Don Quijote Holdings Ltd	(26,683)	(598)
96	Fast Retailing Ltd	(25,245)	(565)
914	Hamamatsu Photonics	(25,407)	(569)
45	Keyence	(27,232)	(610)
264	Kose	(24,406)	(547)
1,005	M3	(27,257)	(610)
501	Matsumotokiyoshi Holdings Ltd	(24,603)	(551)
387	Nidec	(28,542)	(639)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

UBS Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

UBSAPRJN Index (continued)
169	Nintendo Ltd	$(23,078)	$(517)
1,078	Nippon Paint Holdings Ltd	(28,674)	(642)
595	Nippon Shinyaku Ltd	(26,779)	(600)
112	Ryohin Keikaku Ltd	(24,896)	(558)
404	Sawai Pharmaceutical Ltd	(25,773)	(577)
2,851	Shimizu	(25,252)	(565)
950	Square Enix Holdings Ltd	(24,302)	(544)
1,760	Temp Holdings Ltd	(26,484)	(593)

		$(570,139)	$(12,767)

UBSAPRUS Index
453	Acadia Healthcare	$(29,727)	$258
665	AerCap Holdings	(27,631)	240
172	Alexion Pharmaceuticals	(24,879)	216
671	Alkermes PLC	(27,699)	240
121	Allergan PLC	(27,213)	236
734	Allied World Assurance Holdings	(27,121)	235
426	American Express	(28,947)	251
1,553	Apollo Global Management LLC	(27,273)	236
234	Ashland	(27,120)	235
304	BioMarin Pharmaceutical	(26,734)	232
146	Boston Beer	(23,665)	205
179	Buffalo Wild Wings	(24,847)	215
491	CarMax	(27,000)	234
466	Cavium	(23,892)	207
247	Celgene	(26,526)	230
925	Charles Schwab	(27,291)	237
710	Cheniere Energy	(28,668)	249
172	Costco Wholesale	(26,460)	229
396	DexCom	(26,476)	230
323	Dollar Tree	(26,738)	232
394	Dycom Industries	(28,888)	250
1,079	E*TRADE Financial	(28,215)	245
241	Expedia	(28,975)	251
1,468	FireEye	(26,451)	229
662	FMC	(29,741)	258
952	Hanesbrands	(28,701)	249
837	IMAX	(27,815)	241
750	Impax Laboratories	(25,976)	225
1,733	Infinera	(21,399)	186
672	Interactive Brokers Group	(26,519)	230

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

UBS Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation (Depreciation)

UBSAPRUS Index (continued)
1,748	Janus Capital Group	$(26,504)	$230
1,189	Kennedy-Wilson Holdings	(26,684)	231
1,925	KKR LP	(27,188)	236
1,304	Lions Gate Entertainment	(30,064)	261
231	M&T Bank	(28,385)	246
740	Markit Ltd	(26,813)	233
245	Middleby	(27,896)	242
206	Monster Beverage	(30,853)	268
237	Netflix	(22,159)	192
371	NetSuite	(31,224)	271
574	Neurocrine Biosciences	(27,170)	236
1,692	New York Community Bancorp	(26,410)	229
603	Newell Brands	(28,518)	247
409	Pacira Pharmaceuticals	(22,983)	199
3,015	Pandora Media	(31,092)	270
593	Pinnacle Foods	(26,228)	227
310	PriceSmart	(27,861)	242
510	Proofpoint	(30,857)	268
937	Qlik Technologies	(29,961)	260
555	Raymond James Financial	(30,069)	261
599	Restoration Hardware Holdings	(26,917)	233
399	Sensient Technologies	(27,866)	242
185	Signature Bank/New York	(26,480)	230
919	Skechers U.S.A.	(31,543)	274
239	Spectrum Brands Holdings	(28,196)	245
1,562	SPX	(26,117)	226
210	Stericycle	(20,840)	181
1,252	SunPower	(26,186)	227
296	Tractor Supply	(29,098)	252
421	TripAdvisor	(28,240)	245
1,490	Twitter	(22,623)	196
191	Tyler Technologies	(29,041)	252
129	Ulta Salon Cosmetics & Fragrance	(27,903)	242
615	Under Armour	(28,064)	243
2,408	Wendy’s	(27,158)	235
662	WhiteWave Foods	(27,644)	240
344	Workday	(26,786)	232
348	WR Grace	(27,712)	240
550	Zoetis	(26,863)	233

		$(1,882,783)	$16,328

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

For the period ended April 30, 2016, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

BPS — Basis Points

CBOE — Chicago Board Options Exchange

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

Ltd — Limited

MTN — Medium Term Note

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

USD — U.S. Dollar

VIX — Volatility Index

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Belgium	$313,240	$—	$—	$313,240
Bermuda	457,812	—	—	457,812
Brazil	35,987	—	—	35,987
Canada	1,070,559	—	—	1,070,559
China	644,590	—	—	644,590
Colombia	9,604	—	—	9,604
Denmark	237,355	—	—	237,355
France	882,394	—	—	882,394
Germany	361,777	—	—	361,777
Greece	—	9,664	—	9,664
Hong Kong	27,156	—	—	27,156
Ireland	444,149	—	—	444,149
Japan	188,953	3,205,173	—	3,394,126
Malaysia	25,639	—	—	25,639
Netherlands	667,895	—	—	667,895
Poland	8,638	—	—	8,638
Russia	46,913	—	—	46,913
Taiwan	41,370	—	—	41,370
Turkey	26,836	—	—	26,836
United Kingdom	754,956	—	—	754,956
United States	17,470,804	—	—	17,470,804

Total Common Stock	23,716,627	3,214,837	—	26,931,464

Corporate Obligations	—	2,458,296	—	2,458,296
Exchange Traded Fund	195,604	—	—	195,604
U.S. Treasury Obligations	—	7,026,946	—	7,026,946

Total Investments in Securities	$23,912,231	$12,700,079	$—	$36,612,310

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts ‡
Unrealized Appreciation	$24,461	$—	$—	$24,461
Unrealized Depreciation	(3,694)	—	—	(3,694)
Forwards Contracts ‡
Unrealized Depreciation	—	(85,477)	—	(85,477)
OTC Swaps ‡
Total Return Swaps
Unrealized Appreciation	—	16,328	—	16,328
Unrealized Depreciation	—	(13,559)	—	(13,559)

Total Other Financial Instruments	$20,767	$(82,708)	$—	$(61,941)

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of foreign market price movements.
‡	Futures contracts, forwards contracts and swaps are value at the unrealized appreciation (depreciation) on the instrument.

Amounts designed as “—“ are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2016, securities with a total value $3,214,837 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended April 30, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $35,273,261)	$36,612,310
Foreign Currency, at Value (Cost $2,077)	2,103
Swap Contracts, at Value (Premiums received $—)	16,328
Cash Equivalents	5,664,495
Cash Pledged as Collateral for Futures Contracts and Swap Contracts	1,315,417
Receivable for Investments Sold	892,427
Receivable for Capital Shares Sold	149,167
Deferred Offering Costs	39,371
Dividend Receivable	36,524
Receivable for Variation Margin	12,414
Reclaim Receivable	5,110
Reimbursement from Adviser	316
Reimbursement of Expenses	32,226
Prepaid Expenses	1,547

Total Assets	$44,779,755

Liabilities:
Payable for Investment Securities Purchased	310,293
Unrealized Depreciation on Forward Foreign Currency Contracts	85,477
Unrealized Depreciation on Foreign Spot Currency Contracts	22
Swap Contracts, at Value (Premiums received $—)	13,559
Payable due to Administrator	8,197
Payable due to Trustees	2,503
Chief Compliance Officer Fees Payable	1,345
Payable for Variation Margin	258

Total Liabilities	$421,654

Net Assets	$44,358,101

Net Assets Consist of:
Paid-in Capital	$43,751,322
Undistributed Net Investment Income	15,366
Accumulated Net Realized Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(687,631)
Net Unrealized Appreciation on Investments	1,339,049
Net Unrealized Appreciation on Futures Contracts	20,767
Net Unrealized Appreciation on Swap Contracts	2,769
Net Unrealized Depreciation on Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(83,541)

Net Assets	$44,358,101

Class I Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,407,548

Net Asset Value, Offering and Redemption Price Per Share	$10.06

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
FOR THE PERIOD ENDED
APRIL 30, 2016*
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$176,583
Interest	91,026
Less: Foreign Taxes Withheld	(12,877)

Total Investment Income	254,732

Expenses:
Investment Advisory Fees	128,065
Administration Fees	41,553
Trustees’ Fees	4,507
Chief Compliance Officer Fees	2,614
Professional Fees	42,388
Offering Costs (See Note 2)	26,674
Pricing Fees	16,922
Transfer Agent Fees	11,709
Printing Fees	7,663
Custodian Fees	4,581
Registration and Filing Fees	2,370
Other Expenses	2,928

Total Expenses	291,974

Less:
Investment Advisory Fee Waiver	(128,065)
Reimbursement of Other Operating Costs	(8,898)

Net Expenses	155,011

Net Investment Income	99,721

Net Realized Gain (Loss) on:
Investments	(693,047)
Futures Contracts	111,224
Swap Contracts	33,228
Forward Contracts and Foreign Currency Transactions	(139,036)

Net Realized Loss	(687,631)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,339,049
Futures Contracts	20,767
Swap Contracts	2,769
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(83,541)

Net Change in Unrealized Appreciation	1,279,044

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Contracts, Foreign Currency Transactions and Swap Contracts	591,413

Net Increase in Net Assets Resulting from Operations	$691,134

* Commenced operations on November 30, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
Period Ended April 30, 2016* (Unaudited)
Operations:
Net Investment Income	$99,721
Net Realized Loss on Investments, Futures Contracts, Forward Contracts, Foreign Currency Transactions and Swap Contracts	(687,631)
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Contracts	1,362,585
Net Change in Unrealized Depreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(83,541)

Net Increase in Net Assets Resulting From Operations	691,134

Dividends:
Net Investment Income:
Class I Shares	(84,355)

Total Dividends	(84,355)

Capital Share Transactions:
Class I Shares
Issued	44,440,785
Reinvestment of Dividends	84,261
Redeemed	(773,724)

Net Increase in Net Assets From Capital Share Transactions	43,751,322

Total Increase in Net Assets	44,358,101

Net Assets:
Beginning of Period	—

End of Period (including Undistributed Net Investment Income of $15,366)	$44,358,101

Shares Transactions:
Issued	4,476,670
Reinvestment of Distributions	8,394
Redeemed	(77,516)

Net Increase in Shares Outstanding From Share Transactions	4,407,548

Amount designed as “—” is $0.

* Commenced operations on November 30, 2015.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Date & Ratios

For a Share Outstanding Throughout Each Period

Class I Shares
Period Ended April 30, 2016* (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Income **	0.03
Net Realized and Unrealized Gain	0.05

Total from Investment Operations	0.08

Dividends from:
Net Investment Income	(0.02)

Total Dividends	(0.02)

Net Asset Value, End of Period	$10.06

Total Return †	0.82%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$44,358
Ratio of Expenses to Average Net Assets	1.15%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.17%††
Ratio of Net Investment Income to Average Net Assets	0.74%††
Portfolio Turnover Rate †	122%

*	Commenced operations on November 30, 2015.
**	Per share calculations were performed using average shares for the period.
†	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 14 funds. The financial statements herein are those of the Chiron Capital Allocation Fund (the “Fund”). The investment objective of the Fund is total return. Total return consists of capital growth and income. The Fund is classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on November 30, 2015.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the “Adviser”) of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date.

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.).

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2016, if applicable.

For the period ended April 30, 2016, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$990,702
Average Monthly Notional Contracts Sold	$1,080,275

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2016. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman Sachs. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2016. For the period ended April 30, 2016, the average notional amount of futures contracts held was $567,754.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds custodian. As of April 30, 2016, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund’s in the future, or requires increased fees, which could impair the Funds ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition,

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2016, the Fund’s swap agreements were with one counterparty. For the period ended April 30, 2016, the average notional amount of swap contracts held was $(757,182).

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2016, the remaining amount still to be amortized for the Fund was $39,371.

3. Credit Derivatives:

The Fund may use credit default swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. There were no credit default swaps as of April 30, 2016.

4. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2016, is as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Equity contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on swap contracts	$16,328	†	depreciation on swap contracts	$13,559	†
	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	24,461	*	depreciation on futures contracts	1,068	*
Foreign exchange contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on forward foreign currency contracts	—		depreciation on forward foreign currency contracts	85,477
Interest rate contracts	Net Assets — Unrealized			Net Assets — Unrealized
	appreciation on futures contracts	—	*	depreciation on futures contracts	2,626	*

Total Derivatives not accounted for as hedging instruments		$40,789			$102,730

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments.
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2016 (Unaudited)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2016, were as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$40,207	$—	$33,228	$73,435
Foreign exchange contracts	—	(141,762)	—	(141,762)
Interest rate contracts	71,017	—	—	71,017
Total	$111,224	$(141,762)	$33,228	$2,690

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$23,392	$—	$2,769	$26,161
Foreign exchange contracts	—	(85,477)	—	(85,477)
Interest rate contracts	(2,625)	—	—	(2,625)
Total	$20,767	$(85,477)	$2,769	$(61,941)

5. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master

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Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of April 30, 2016:

Counterparty	Gross Assets- Recognized in the Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount
	Forward Contracts	Forward Contracts
UBS	$—	$(85,477)	$(85,477)	$85,477	$—

	Swap Contracts	Swap Contracts
UBS	16,328	(13,559)	2,769	—	2,769

Total	$16,328	$(99,036)	$(82,708)	$85,477	$2,769

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond

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coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

6. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2016, the Fund paid $41,553 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total

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annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.15% of the Fund’s average daily net assets until February 28, 2017. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2017.

As of April 30, 2016, $136,963 of fees which were previously waived by the Adviser can be recaptured up to the expense cap in place at the time the expenses were waived. These fees can be recaptured until October 31, 2019.

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2016, were as follows:

Purchases
Other	$52,364,990
Sales
Other	$23,459,434

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and

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depreciation for the investments held (excluding swap contracts, futures contracts and foreign currency) by the Fund at April 30, 2016, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$35,273,261	$1,846,799	$(507,750)	$1,339,049

11. Concentration of Risks:

Counterparty Risk — The Fund is subject to the risk that the other party to a transaction will not fulfill its contractual obligations. In addition, in the event of the bankruptcy of a broker, the Fund could be subject to significant losses with respect to both open positions and assets on deposit with such broker as margin.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, liquidity risk and correlation risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Exposure Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

12. Other:

At April 30, 2016, 87% of the Fund’s shares outstanding were held by four record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

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DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 30, 2015 to April 30, 2016).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

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DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/30/15	Ending Account Value 4/30/16	Annualized Expense Ratios	Expenses Paid During Period
Chiron Capital Allocation Fund
Class I
Actual Fund Return	$1,000.00	$1,008.20	1.15%	$4.80	**
Hypothetical 5% Return	$1,000.00	$1,019.14	1.15%	$5.77	*

*	Unless otherwise indicated, expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half period shown).
**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 152/366 (to reflect the period from inception to period end).

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BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on September 17, 2015 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

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At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature

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and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Chiron Capital Allocation Fund

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management, LLC

1350 Avenue of the Americas, Suite 700

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016